UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Covenant Financial Services, LLC

Address:   210 Park Avenue, Suite 3000
           Oklahoma City, OK
           73102


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen R. Hartman
Title:  Chief Operating Officer
Phone:  (408) 848-6999

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen R. Hartman             Oklahoma City, OK                  2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      138,558
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
3M Company                         COMMON STOCK   88579Y101      472    5,084 SH       SOLE                  5,000      0     84
Abbott Labs                        COM            002824100      491    7,500 SH       SOLE                  7,500      0      0
Alliance Holdings Grp LP           COM UNITS LP   01861G100      952   20,000 SH       SOLE                      0      0 20,000
Alliance Resource Partners LP Unit UT LTD PART    01877R108     1577   27,165 SH       SOLE                      0      0 27,165
American Express Co                COM            025816109     6279  109,233 SH       SOLE                109,233      0      0
Apple Inc                          COM            037833100     6561   12,328 SH       SOLE                 12,324      0      4
BancFirst Corp                     COM            05945F103       21      486 SH       SOLE                      0      0    486
Bank of America                    COM            060505104        2      200 SH       SOLE                      0      0    200
Barrick Gold Corp                  COM            067901108      670   19,130 SH       SOLE                 19,100      0     30
Berkshire Hathaway Inc             CL B NEW       084670702      565    6,300 SH       SOLE                  6,300      0      0
British American Tob Plc           SPONSORED ADR  110448107      238    2,350 SH       SOLE                  2,350      0      0
Capitol Federal Financial Inc      COM            14057J101     8008  685,000 SH       SOLE                685,000             0
Chevron Corp New                   COM            166764100       71      660 SH       SOLE                    144      0    516
Cisco Systems                      COM            17275R102     4519  230,000 SH       SOLE                230,000      0      0
Coca-Cola Co                       COM            191216100     8115  223,858 SH       SOLE                171,434      0 52,424
Cummins Inc                        COM            231021106      886    8,177 SH       SOLE                  8,152      0     25
Devon Energy Corporation           COM            25179M103     7327  140,800 SH       SOLE                140,800      0      0
Du Pont E I De Nemours & Co        COM            263534109       31      700 SH       SOLE                      0      0    700
Emerson Electric Co                COM            291011104     6070  114,614 SH       SOLE                114,564      0     50
Exxon Mobil Corp                   COM            30231G102     6969   80,520 SH       SOLE                 80,000      0    520
Ford Motor Co                      COM PAR 0 01   345370860     5828  450,000 SH       SOLE                450,000      0      0
Freeport McMoran Copper            COM            35671D857     7575  221,486 SH       SOLE                221,059      0    427
Gilead Sciences Inc                COM            375558103       17      234 SH       SOLE                    234      0      0
Goldman Sachs Group Inc            COM            38141G104      638    5,000 SH       SOLE                  5,000      0      0
Intel Corp                         COM            458140100     6805  330,000 SH       SOLE                330,000      0      0
Int'l Business Machines            COM            459200101     8937   46,657 SH       SOLE                 46,645      0     12
Ishares  Gold Trust                ISHARES        464285105       27    1,665 SH       SOLE                  1,665      0      0
Ishares Silver Trust               ISHARES        46428Q109       13      450 SH       SOLE                      0      0    450
Johnson & Johnson                  COM            478160104     2880   41,089 SH       SOLE                 40,479      0    610
JPMorgan Chase & Co                COM            46625H100     5291  120,327 SH       SOLE                120,297      0     30
KIMCO Realty Corp                  COM            49446R109        5      281 SH       SOLE                      0      0    281
Loews Corp                         COM            540424108     3181   78,050 SH       SOLE                 78,050      0      0
McDonald'S Corp                    COM            580135101     5734   65,000 SH       SOLE                 65,000      0      0
Microsoft Corp                     COM            594918104     3467  129,817 SH       SOLE                128,737      0  1,080
Molson Coors Brewing Co            CL B           60871R209      214    5,000 SH       SOLE                  5,000      0      0
NOVARTIS AG                        SPONSORED ADR  66987V109       13      205 SH       SOLE                    205      0      0
OGE Energy Corp                    COM            670837103       13      226 SH       SOLE                      0      0    226
Peabody Energy Corp                COM            704549104      327   12,272 SH       SOLE                 12,000      0    272
Pfizer Inc                         COM            717081103     4602  183,500 SH       SOLE                183,500      0      0
Philip Morris Intl Inc             COM            718172109      226    2,700 SH       SOLE                  2,700      0      0
PostRock Energy Corp               COM            737525105      663  459,381 SH       SOLE                459,381      0      0
Procter & Gamble Co                COM            742718109     3116   45,895 SH       SOLE                 45,520      0    375
Prudential Financial Inc           COM            744320102       19      348 SH       SOLE                    342      0      6
Qualcomm Inc                       COM            747525103     7021  113,500 SH       SOLE                113,500             0
RAMCO-Gershenson PPPTYS TR         COM SH BEN INT 751452202       13    1,119 SH       SOLE                      0      0  1,119
Reliv International Inc            COM            75952R100        0      300 SH       SOLE                      0      0    300
Sandridge Energy Inc               COM            80007P307     5728  902,020 SH       SOLE                900,000      0   2020
Sanofi Contingent Value Rt         SPONSORED ADR  80105N113        0      200 SH       SOLE                      0      0    200
Sonic Corp                         COM            835451105        2      200 SH       SOLE                      0      0    200
SPDR  Gold Trust                   GOLD SHS       78463V107      510    3,150 SH       SOLE                  1,000      0  2,150
Starbucks Corp                     COM            855244109       12      215 SH       SOLE                    215      0      0
Sun Life Finl Inc                  COM            866796105       12      465 SH       SOLE                      0      0    465
Toyota Motor Corp                  SP ADR REP2COM 892331307      466    5,000 SH       SOLE                  5,000      0      0
United Parcel Service Inc          CL B           911312106     4507   61,123 SH       SOLE                 61,123      0      0
Visa Inc                           COM CL A       92826C839      349    2,300 SH       SOLE                  2,300      0      0
Vodafone Group Plc New             SPONS ADR NEW  92857W209      279   11,068 SH       SOLE                 10,984      0     84
Wal-Mart Stores Inc                COM            931142103       57      839 SH       SOLE                    269      0    570
Walt Disney Co.                    COM            254687106       10      200 SH       SOLE                    200      0      0
Wells Fargo & Co New               COM            949746101      150    4,395 SH       SOLE                      0      0  4,395
Western Digital Corp               COM            958102105       27      646 SH       SOLE                      0      0    646
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